PROPERTY AND EQUIPMENT	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 7 – PROPERTY AND EQUIPMENT

Depreciation expense for the three-month and six months period ended December 31, 2024, was $4,569 and $9,138, respectively. The Company acquired the below on February 9, 2024, in connection with the acquisition of Wilson-Davis, see Note 10 for further detail. Property and equipment are summarized by major classifications as follows:

December 31, 2024
Equipment	$150,202
Leasehold improvements	89,087
Software	85,042
Furniture and fixtures	51,717
376,048
Less: Accumulated depreciation and Amortization	(369,106)
$6,942

NOTE 8 – PROPERTY AND EQUIPMENT

Depreciation expense for the six-month period ended June 30, 2024, was $7,565. The Company acquired the below on February 9, 2024, in connection with the closing of the business combination with Wilson-Davis, see Note 11 for further detail. Property and equipment are summarized by major classifications as follows:

June 30, 2024
Equipment	$150,202
Leasehold improvements	89,087
Software	85,042
Furniture and fixtures	51,717
376,048
Less: Accumulated depreciation and Amortization	(359,968)
$16,080